Intangible Assets - Summary of Intangible Assets (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	¥ 63,646
Ending Balance	39,997	¥ 63,646
Software (internal use) [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	63,646	51,733
Ending Balance	39,997	63,646
Software (internal use) [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	118,457	109,281
Additions	36,183	31,956
Disposals	(7,051)	(22,780)
Reclassification	12,021
Exchange differences	(223)
Ending Balance	159,387	118,457
Software (internal use) [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	54,811	57,549
Amortization charge	33,793	19,317
Disposals	(7,051)	(22,058)
Impairment losses	37,572
Exchange differences	265	3
Ending Balance	¥ 119,390	¥ 54,811